Stock-based Activity (Detail 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 3.92	$ 1.19	$ 0.83
Weighted-Average Exercise Price, Granted		$ 8.47	$ 1.44
Weighted-Average Exercise Price, Exercised		$ 0	$ 0
Weighted-Average Exercise Price, Forfeited/cancelled/expired		$ 0	$ 0
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	$ 3.92	$ 3.92	$ 1.19
Weighted-Average Exercise Price, Vested and exercisable at December 31, 2014	$ 3.81	$ 3.77
Shares Issuable Under Options
Options Outstanding, Outstanding at beginning of period	242,893	152,017	58,639
Options Outstanding, Granted		90,876	93,378
Options Outstanding, Exercised		0	0
Options Outstanding, Forfeited/cancelled/expired		0	0
Options Outstanding, Outstanding and expected to vest at end of period	242,893	242,893	152,017
Options Outstanding, Vested and exercisable at December 31, 2014	166,254	154,877